Leases - Lease Expenses of Lessee (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Depreciation expense of right-of-use assets	$ 712	$ 746	$ 779
Finance expense on lease liabilities	717	678	606
Expense relating to short-term leases	4,058	5,887	6,587
Total	$ 5,487	$ 7,311	$ 7,972